SCHEDULE OF SEGMENT REPORTING (Details) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Segmented operating revenues	$ 1,147,134	$ 154,104				$ 2,503,388
Cost of revenues	520,970	104,743				1,104,959
Gross profit	626,164	49,361				1,398,429
Total operating expenses net of depreciation and amortization		1,207,594				23,865,004
Depreciation and amortization						22,249,121
Other (income) expense		20,660				4,940,308
Income (loss) from continuing operations	(12,465,345)	(1,436,862)				(49,656,004)		(713,263)
Property and equipment, net	359,106					356,447
Intangible assets, net						2,695
Goodwill	10,512,346					6,531,346
Capital expenditures						367,576
HUMBL Pay [Member]
Segment Reporting Information [Line Items]
Segmented operating revenues						15,114
Cost of revenues
Gross profit						15,114
Total operating expenses net of depreciation and amortization		841,719				11,201,593
Depreciation and amortization						22,850
Other (income) expense		12,912				2,531,630
Income (loss) from continuing operations		(854,631)				(13,740,959)
Property and equipment, net						9,794
Intangible assets, net
Goodwill
Capital expenditures						11,040
HUMBL Marketplace [Member]
Segment Reporting Information [Line Items]
Segmented operating revenues		154,104				2,224,506
Cost of revenues		104,743				1,104,959
Gross profit		49,361				1,119,547
Total operating expenses net of depreciation and amortization		365,875				10,555,028
Depreciation and amortization						22,221,701
Other (income) expense		7,748				1,902,352
Income (loss) from continuing operations		(324,262)				(33,559,534)
Property and equipment, net						344,694
Intangible assets, net						2,695
Goodwill						6,531,346
Capital expenditures						354,328
HUMBL Financial [Member]
Segment Reporting Information [Line Items]
Segmented operating revenues						263,768
Cost of revenues
Gross profit						263,768
Total operating expenses net of depreciation and amortization						2,108,383
Depreciation and amortization						4,570
Other (income) expense						506,326
Income (loss) from continuing operations						(2,355,511)
Property and equipment, net						1,959
Intangible assets, net
Goodwill
Capital expenditures						$ 2,208
Consumer [Member]
Segment Reporting Information [Line Items]
Segmented operating revenues	1,128,750
Cost of revenues	506,135
Gross profit	622,615
Total operating expenses net of depreciation and amortization	9,517,771
Depreciation and amortization	46,053
Other (income) expense	1,966,758
Income (loss) from continuing operations	(10,907,967)
Property and equipment, net	359,106
Intangible assets, net
Goodwill	6,531,346
Capital expenditures	8,510
Intangible assets – digital assets	32,064
Commercial [Member]
Segment Reporting Information [Line Items]
Segmented operating revenues	18,384
Cost of revenues	14,835
Gross profit	3,549
Total operating expenses net of depreciation and amortization	458,059
Depreciation and amortization	1,105,476
Other (income) expense	(2,608)
Income (loss) from continuing operations	(1,557,378)
Property and equipment, net
Intangible assets, net	3,333,284
Goodwill	3,981,000
Capital expenditures
Intangible assets – digital assets	406,040
Total [Member]
Segment Reporting Information [Line Items]
Segmented operating revenues	1,147,134
Cost of revenues	520,970
Gross profit	626,164
Total operating expenses net of depreciation and amortization	9,975,830
Depreciation and amortization	1,151,529
Other (income) expense	1,964,150
Income (loss) from continuing operations	(12,465,345)
Property and equipment, net	359,106
Intangible assets, net	3,333,284
Goodwill	10,512,346
Capital expenditures	8,510
Intangible assets – digital assets	$ 438,104